INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of interest income

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Cash and cash equivalents	$49,740.0	$72,126.2	$86,643.0
Financial assets at amortized cost	6,363.7	8,458.2	10,182.8
Financial assets at FVTOCI	4,190.2	6,629.0	7,301.5
Government grants receivable	-	-	1,611.8

	$60,293.9	$87,213.4	$105,739.1